EQUITY INVESTMENT IN PRIVATELY-HELD COMPANY	12 Months Ended
Dec. 31, 2021
Equity Investment In Privately Held Company [Abstract]
EQUITY INVESTMENT IN PRIVATELY-HELD COMPANY
NOTE 7:- EQUITY INVESTMENT IN PRIVATELY-HELD COMPANY

In March 2021, the Company signed a share purchase agreement to invest $3 million, to acquire 24,020 ordinary shares of RadSee Technologies Ltd. (“RadSee”), an early stage advance radar technology company. Additionally, the Company has a 24 month option to acquire an additional 7,409 ordinary shares of RadSee. For the year ended December 31, 2021, the Company has not recognized impairment loss and didn’t note observable price changes related to its investments in RadSee.